Condensed Consolidated Balance Sheets (Parentheticals) - ₪ / shares	Jun. 30, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Ordinary shares par value (in New Shekels per share)	₪ 1.5	₪ 1.5
Ordinary shares, shares authorized	30,000,000	30,000,000
Ordinary shares, shares issued	10,258,129	6,963,838
Ordinary shares, shares outstanding	10,258,129	6,963,838